Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 86,408,660	$ (62,299,525)	$ (168,889)	$ 23,940,246	$ 3,792,178	$ 27,732,424
Balance, shares at Dec. 31, 2022	106,424,310
Net income (loss)			(34,826,396)		(34,826,396)	(142,689)	(34,969,085)
Common shares issued for services		322,433			322,433		322,433
Common shares issued for services, shares	1,896,667
Foreign currency translation				(174,961)	(174,961)		(174,961)
Stock compensation expense		779,085			779,085		779,085
Equity based compensation for restricted stock unit grants		143,888			143,888		143,888
Common shares issued for cash		100,000			100,000		100,000
Common shares issued for cash, shares	472,153
Common shares issued for conversion of notes payable and debentures		404,756			404,756		404,756
Common shares issued for conversion of notes payable and debentures, shares	619,552
Common shares issued in connection with acquisition of The Leaf, LLC		4,049,000			4,049,000		4,049,000
Common shares issued in connection with acquisition of The Leaf, LLC, shares	8,360,755
Dividends payable		(139,271)			(139,271)		(139,271)
Dividends paid		(1,210,271)			(1,210,271)		(1,210,271)
Exercised restricted stock units
Exercised restricted stock units, shares	607,493
Debt discount recognized on non-current notes payable issued		3,809,659			3,809,659		3,809,659
Balance at Dec. 31, 2023		94,667,939	(97,125,921)	(343,850)	(2,801,832)	3,649,489	847,657
Balance, shares at Dec. 31, 2023	118,380,930
Net income (loss)			(8,249,302)		(8,249,302)		(8,249,302)
Common shares issued for services		333,333			333,333		333,333
Common shares issued for services, shares	1,500,000
Foreign currency translation				(151,794)	(151,794)		(151,794)
Stock compensation expense		351,964			351,964		351,964
Equity based compensation for restricted stock unit grants		57,500			57,500		57,500
Common shares issued for cash		429,133			429,133		$ 429,133
Common shares issued for cash, shares	2,161,558						2,161,558
Common shares issued for conversion of notes payable and debentures		7,083,853			7,083,853		$ 7,083,853
Common shares issued for conversion of notes payable and debentures, shares	22,395,498
Balance at Jun. 30, 2024		102,923,722	105,375,223	(495,644)	(2,947,145)	3,649,489	702,344
Balance, shares at Jun. 30, 2024	144,438,436
Balance at Dec. 31, 2023		94,667,939	(97,125,921)	(343,850)	(2,801,832)	3,649,489	847,657
Balance, shares at Dec. 31, 2023	118,380,930
Net income (loss)			(24,621,514)		(24,621,514)		(24,621,514)
Common shares issued for services		333,333			333,333		333,333
Common shares issued for services, shares	1,500,000
Common shares issued for earnout considerations		1,900,000			1,900,000		$ 1,900,000
Common shares issued for earnout consideration, shares	17,491,400						607,493
Foreign currency translation				7,314	7,314		$ 7,314
Stock compensation expense		428,108			428,108		428,108
Equity based compensation for restricted stock unit grants		539,772			539,772		539,772
Common shares issued for cash		1,047,533			1,047,533		1,047,533
Common shares issued for cash, shares	12,635,059
Common shares issued for conversion of notes payable and debentures		7,083,853			7,083,853		7,083,853
Common shares issued for conversion of notes payable and debentures, shares	22,395,948
Acquisition of remaining non-controlling interest in Aya Biosciences		3,649,489			3,649,489	(3,649,489)
Acquisition of remaining non-controlling interest in Aya Biosciencess, shares	580,962
Balance at Dec. 31, 2024		109,650,027	(121,747,435)	(336,536)	(12,433,944)		(12,433,944)
Balance, shares at Dec. 31, 2024	172,984,299
Net income (loss)			(2,667,423)		(2,667,423)		(2,667,423)
Common shares issued for services		100,000			100,000		100,000
Common shares issued for services, shares	600,000
Common shares issued for earnout considerations		935,618			935,618		935,618
Common shares issued for earnout consideration, shares	1,858,031
Foreign currency translation				(343)	(343)		(343)
Stock compensation expense		518,297			518,297		518,297
Equity based compensation for restricted stock unit grants		465,588			465,588		465,588
Balance at Jun. 30, 2025		$ 111,669,530	$ (124,414,858)	$ (336,879)	$ (13,082,207)		$ (13,082,207)
Balance, shares at Jun. 30, 2025	175,442,330